PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of March 31, 2021 and June 30, 2020:

	March 31, 2021	June 30, 2020
Computer equipment	$650,000	$620,000
Website design	6,000	6,000
Office machine & equipment	97,000	89,000
Furniture & fixtures	437,000	429,000
Leasehold improvements	191,000	173,000
Tenant incentives	145,000	145,000
	1,526,000	1,462,000
Accumulated depreciation	(1,253,000)	(1,118,000)
Net book value	$273,000	$344,000

During the three months ended March 31, 2021 and 2020, depreciation expense was $34,000 and $90,000, respectively. During the nine months ended March 31, 2021 and 2020, depreciation expense was $95,000 and $281,000, respectively.

Property and equipment consist of the following as of June 30:

	2020	2019
Computer equipment	$620,000	$566,000
Website design	6,000	6,000
Office machine & equipment	89,000	88,000
Furniture & fixtures	429,000	427,000
Leasehold improvements	173,000	997,000
Tenant incentives	145,000	136,000
	1,462,000	2,220,000
Accumulated depreciation	(1,118,000)	(1,438,000)
Net book value	$344,000	$782,000

During the years ended June 30, 2020 and 2019, depreciation expense was $344,000 and $480,000, respectively.

In January 2020, the Company terminated the lease agreement for Troika Design’s office at 101 South La Brea in Los Angeles and relocated to a new office space at 1715 N. Gower Street in Los Angeles, CA. As a result of a move, $192,000 in leasehold improvements in net book value associated with the La Brea office space was taken as a loss in the fiscal year ending June 30, 2020. Due to the effective for early termination of operating lease a gain of $356,000 representing the difference between the right of use asset and the lease liability (Note 10 – Leases) resulting in a net gain of $164,000.